UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   110 East 59th Street, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
              By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                   11/15/04
       ------------------------   -----------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:       $609,219
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number            Name

                                                Form 13F INFORMATION TABLE

--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMAZON COM INC                    COM            023135106    4,654   113,900           SOLE              113,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMPHENOL CORP NEW                 CLA            032095101   16,041   468,200           SOLE              468,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ANGIOTECH PHARMACEUTICALS IN      COM            034918102   15,527   766,000           SOLE              766,000     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLE COMPUTER INC                COM            037833100   13,701   353,562           SOLE              353,562     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM AP BIO GRP 038020103   26,730 1,416,550           SOLE            1,416,550     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM CE GEN GRP 038020202    8,176   699,360           SOLE              699,360     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BAXTER INTL INC                   COM            071813109   24,120   749,992           SOLE              749,992     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BISYS GROUP INC                   COM            055472104    8,414   575,900           SOLE              575,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COMMSCOPE INC                     COM            203372107   31,146 1,441,927           SOLE            1,441,927     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DEAN FOODS CO NEW                 COM            242370104   33,797 1,125,809           SOLE            1,125,809     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DIRECTV GROUP                     COM            25459L106   28,740 1,633,907           SOLE            1,633,907     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DST SYS INC DEL                   COM            233326107   26,108   587,098           SOLE              587,098     0         0
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                          COM            278642103   23,238   252,752           SOLE              252,752     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ECHOSTAR COMMUNICATIONS NEW       CLA            278762109   15,831   508,710           SOLE              508,710     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GEMSTAR-TV GUIDE INTL INC         COM            36866W106   15,548 2,751,844           SOLE            2,751,844     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HONEYWELL INTL INC                COM            438516106   25,860   721,143           SOLE              721,143     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IAC INTERACTIVECORP               COM            44919P102   12,523   568,710           SOLE              568,710     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
L-3 COMMUNICATIONS HLDGS INC      COM            502424104   10,045   149,924           SOLE              149,924     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LOUDEYE CORP                      COM            545754103      467   432,432           SOLE              432,432     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MATTEL INC                        COM            577081102    8,751   482,671           SOLE              482,671     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MEDIMMUNE INC                     COM            584699102   29,104 1,228,031           SOLE            1,228,031     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEWS CORP LTD                     SP ADR PFD     652487802   33,031 1,054,300           SOLE            1,054,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NII HLDGS INC                     CL B NEW       62913F201   34,192   829,692           SOLE              829,692     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OVERSTOCK COM INC DEL             COM            690370101    6,205   168,942           SOLE              168,942     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PALL CORP                         COM            696429307   18,054   737,500           SOLE              737,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PENTAIR INC                       COM            709631105   14,500   415,360           SOLE              415,360     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RAYTHEON CO                       COM NEW        755111507   21,496   565,970           SOLE              565,970     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RYLAND GROUP INC                  COM            783764103    9,388   101,320           SOLE              101,320     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHIRE PHARMACEUTICALS GRP PL      SPONSORED ADR  82481R106   19,792   690,826           SOLE              690,826     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TOM ONLINE INC                    ADR REG S      889728200    3,267   289,400           SOLE              289,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HILFIGER TOMMY CORP               ORD            G8915Z102    8,303   841,270           SOLE              841,270     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   51,715 1,686,731           SOLE            1,686,731     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WESTERN WIRELESS CORP             CLA            95988E204   10,755   418,338           SOLE              418,338     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
